INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(18,488,181)	(7,206,659)	(5,467,559)
PRC	(19,442,469)	(47,256,605)	(35,026,914)
Hong Kong	(19,044)	(52,351)	(27,777)
Loss before income taxes	(37,949,694)	(54,515,615)	(40,522,250)

Schedule of Income Tax Expense (Benefit)

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC
Current income tax expense	22,781	130,635	1,081
Deferred income tax benefit	(1,562,358)	(6,052,019)	(6,812,790)
Total income tax benefit	(1,539,577)	(5,921,384)	(6,811,709)

Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Computed “expected” income tax benefit	(9,487,423)	(13,628,904)	(10,130,563)
Increase in valuation allowance	10,531,372	6,084,383	(2,014,183)
Entities not subject to income tax	1,691,406	1,429,868	606,823
Non-deductible expenses
Entertainment	280,436	192,298	177,509
Share-based compensation	259,993	364,939	767,010
Other non-deductible expenses	3,927,212	1,625,037	4,186,105
Additional deduction of research and development costs	(120,598)	—	—
Disposal of equity interests in subsidiaries	(8,385,539)	(1,577,200)	—
Other	(236,436)	(411,805)	(404,410)
Actual income tax benefit	(1,539,577)	(5,921,384)	(6,811,709)

Schedule of Components of Deferred Income Tax Assets and Liabilities

	December 31,	December 31,
	2022	2023
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	34,562,809	38,132,866
Impairment and investment loss of long-term investments	10,598,946	10,598,946
Lease liabilities	9,112,298	5,651,718
Intangible assets and other non-current assets	405,191	—
Provision for loan receivable and other receivables	2,927,994	2,927,994
Accrued expenses and other payables	3,652,004	1,781,265
Property and equipment, net	53,301	26,010
Donation	5,000,000	2,500,000
Total gross deferred income tax assets	66,312,543	61,618,799
Less: valuation allowance	(51,769,696)	(47,255,513)
Total deferred income tax assets, net	14,542,847	14,363,286
Deferred income tax liabilities:
Intangible assets	19,029,861	14,721,528
Right-of-use assets	8,721,522	5,346,529
Contract cost assets	5,670,767	6,361,742
Total gross deferred income tax liabilities	33,422,150	26,429,799
Net deferred income tax liabilities	18,879,303	12,066,513

Summary of Movements of Valuation Allowance

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the period	56,172,945	48,897,848	51,769,696
Additions	10,531,372	6,084,383	(2,014,183)
Reduction due to expiration of temporary difference	—	(2,500,000)	(2,500,000)
Reduction as a result of deconsolidation of subsidiaries	(17,806,469)	(712,535)	—
Balance at the end of the period	48,897,848	51,769,696	47,255,513